Borrowings - Summary of Long-term Borrowings (Parenthetical) (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2010
Inter-Korean Cooperation Fund [Member]
Disclosure of detailed information about borrowings [Line Items]
Long term debt repayment	The Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
Vessel facility loans [member] | Shinhan Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
LIBOR rate	1.695%
Vessel facility loans [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [Line Items]
LIBOR rate	1.695%
Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [Line Items]
Shares issued		1,900,000
Par value per share		₩ 500